THE MANAGERS FUNDS

   Supplement dated January 30, 2001 to the Prospectus and Statement of Additional Information
              dated May 1, 2000

     The following information supersedes that contained in the Prospectus and Statement of Additional Information with respect to the following Funds:

Managers Income Equity Fund
---------------------------
     On January 25, 2001, the shareholders of
Managers Income Equity Fund approved a
proposal to change the name and corresponding investment objective for Managers Income
Equity Fund.  Effective May 1, 2001, Managers
Income Equity Fund will be renamed "Managers
Value Fund" and the current investment
objective of the Fund will be replaced with the following:

     "The Fund's objective is to
achieve long-term capital appreciation through a diversified portfolio of equity securities.
Income is the Fund's secondary objective."

Managers Short and Intermediate Bond Fund
-----------------------------------------
     The Board of Trustees of The Managers
Funds has approved a proposal to change the name and the corresponding investment objective for the Managers Short and Intermediate Bond Fund, which proposal is subject to shareholder approval. If approved, the Managers Short and Intermediate Bond Fund will be renamed "Managers Intermediate Bond
Fund" and the current investment objective of the Fund will be replaced with the following:

     "The Fund's objective is to achieve
high current income through a diversified portfolio of fixed-income securities."

      A  special  meeting of  shareholders  to
approve   the   proposal  will  reconvene   on
February   28,  2001.   If  the  proposal   is
approved, the proposed changes will become effective May 1, 2001.

January 30, 2001

              THE MANAGERS FUNDS

   Supplement dated January 30, 2001 to the Prospectus and Statement of Additional Information
             dated June 19, 2000

     The following information supersedes that contained in the Prospectus and Statement of Additional Information with respect to the following Funds:

Managers Income Equity Fund
----------------------------

     On January 25, 2001, the shareholders of
Managers Income Equity Fund approved a
proposal to change the name and corresponding investment objective for Managers Income
Equity Fund.  Effective May 1, 2001, Managers
Income Equity Fund will be renamed "Managers
Value Fund" and the current investment
objective of the Fund will be replaced with the following:

    "The Fund's objective is to
achieve long-term capital appreciation through a diversified portfolio of equity securities.
Income is the Fund's secondary objective."

Managers Short and Intermediate Bond Fund
------------------------------------------
     The Board of Trustees of The Managers
Funds has approved a proposal to change the name and the corresponding investment objective for the Managers Short and Intermediate Bond Fund, which proposal is subject to shareholder approval. If approved, the Managers Short and Intermediate Bond Fund will be renamed "Managers Intermediate Bond
Fund" and the current investment objective of the Fund will be replaced with the following:

    "The Fund's objective is to achieve
high current income through a diversified portfolio of fixed-income securities."

      A  special  meeting of  shareholders  to
approve   the   proposal  will  reconvene   on
February   28,  2001.   If  the  proposal   is
approved, the proposed changes will become effective May 1, 2001.

January 30, 2001